UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q)
As of 12/31/2005
12/30/2005 Prices

UPRIGHT GROWTH FUND

615 West Mt. Pleasant Ave
Livingston, NJ 07039

		Current
Description	Quantity	Value	Weight

Equities
Brunswick Corp*	3,000	121,980	1.60%
Charming Shoppes Inc*	3,000	39,450	0.50%
Hutchinson Tech Inc*	6,000	170,700	2.20%
Komag Inc New*	4,000	138,640	1.80%
Timberland Co Cl A*	1,000	32,550	0.40%
		$503,320	6.50%

Funiture
La-Z-Boy Inc	5,000	$67,800	0.90%

Biotechnology
Amgen Incorporated*	5,100	402,186	5.20%
Forbes Medi-Tech Inc*	35,000	61,677	0.80%
Millennium Pharmaceutical*	3,000	29,100	0.40%
		$492,963	6.30%

Building Industry
Champion Enterprises Inco*	3,000	$40,860	0.50%

Computer
Dell Inc*	4,900	$146,755	1.90%

Diversified Company
General Electric Company	4,000	140,200	1.80%
Tyco Intl Ltd New	6,000	173,160	2.20%
		$313,360	4.00%

Electronic
Corning Inc	10,000	196,600	2.50%
Omnivision Technologies I*	6,500	129,740	1.70%
Sanmina Corp*	18,450	78,597	1.00%
Vishay Intertechnology*	15,000	206,400	2.70%
Vitesse Semiconductor Cp*	20,000	38,400	0.50%
		$649,737	8.40%

Energy
A E S Corp*	10,000	$158,300	2.00%

Financial Service
Citigroup Inc	2,000	$97,060	1.20%

Healthcare
Unitedhealth Group Inc	3,300	$205,062	2.60%

Household
Helen Of Troy Ltd*	2,000	$32,220	0.40%

Internet
Ebay Inc*	3,000	129,660	1.70%
Verisign Inc*	2,000	43,800	0.60%
		$173,460	2.20%

Medical
Andrx Group*	23,000	379,040	4.90%
Biovail Corp	18,000	427,140	5.50%
Merck & Co Inc	6,000	190,860	2.50%
Odyssey Healthcare Inc*	6,000	111,840	1.40%
Pfizer Incorporated	27,000	629,640	8.10%
Stemcells Inc*	10,000	34,500	0.40%
		$1,773,020	22.80%

Networks
Cisco Systems Inc*	1,900	$32,528	0.40%

Office Equipment & Supplies
Xerox Corp	5,000	$73,250	0.90%

Semiconductor
Applied Materials Inc	5,000	89,700	1.20%
Cypress Semiconductor*	5,000	71,250	0.90%
Integrated Device Tech*	20,000	263,600	3.40%
Intel Corp	6,000	149,760	1.90%
Lsi Logic Corp*	24,000	192,000	2.50%
Silcon Motion Technology*	3,000	36,000	0.50%
Taiwan Semiconductr Adrf	9,582	94,958	1.20%
Texas Instruments Inc	5,500	176,385	2.30%
		$1,073,653	13.80%

Software & Services
Oracle Corporation*	10,000	122,100	1.60%
Redhat Inc*	9,000	245,340	3.20%
		$367,440	4.70%

Storage Technology
E M C Corp Mass*	18,000	245,160	3.20%
Network Appliance Inc*	4,000	108,000	1.40%
Sandisk Corp*	13,500	848,070	10.90%
		$1,201,230	15.50%

Telecommunication
Lucent Technologies Inc	5,000	13,300	0.20%
Nokia Corp Spon Adr	7,000	128,100	1.60%
Utstarcom Inc*	11,000	88,660	1.10%
		$230,060	3.00%

Tobacco
Philip Morris Cos Inc	800	$59,776	0.80%

Transportation
Dryships Inc	1,000	$12,220	0.20%

Total Common Stocks
		$7,704,074	99.20%

Cash and Money Funds
CASH		61788.5	0.80%
		$7,765,862	100.00%

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS
At December 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,721,954 amounted to $1,098,052 which consisted of aggregate gross unrealized appreciation of $1,486,987 and aggregate gross unrealized depreciation of ($388,934).

* Non-Income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: February 23, 2006

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: February 23, 2006

* Print the name and title of each signing officer under his or her signature.